Significant accounting policies (Details) - USD ($)	9 Months Ended
	Sep. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
Significant Accounting Policies [Line Items]
Lease, Practical Expedients, Package [true false]	true
Lease, Practical Expedient, Use of Hindsight [true false]	true
Debt Instrument, Financial Covenants	$ 385,000,000
SRV Joint Gas Ltd [Member]
Significant Accounting Policies [Line Items]
Advances to Affiliate	3,000,000		$ 2,800,000
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net	900,000		800,000
SRV Joint Gas Two Ltd [Member]
Significant Accounting Policies [Line Items]
Advances to Affiliate	800,000		700,000
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net	$ 2,500,000		$ 2,000,000
Hoegh Grace entities [Member]
Significant Accounting Policies [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	49.00%
Accounting Standards Update 2016-02 [Member] | Adjustments Increase/(Decrease) [Member]
Significant Accounting Policies [Line Items]
Operating Lease, Right-of-Use Asset	$ 100,000.00	$ 150,000.00
Operating Lease, Liability, Noncurrent	$ 100,000.00	$ 150,000.00
PT Hoegh LNG Lampung [Member]
Significant Accounting Policies [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
Statutory Reserve on Paid Up Capital Percentage	20.00%
Hoegh LNG Cyprus Limited [Member]
Significant Accounting Policies [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%